Pensions and other post-employment benefits - Sensitivity analysis (Details) - United States € in Millions	Dec. 31, 2017 EUR (€) item
Discount rate for determining present values
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ 2,441
Decrease in assumption	€ (2,961)
Annual rate of increase in future compensation levels
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (117)
Decrease in assumption	€ 103
Pension growth rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (557)
Decrease in assumption	€ 468
Inflation rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (533)
Decrease in assumption	€ 437
Healthcare cost trend rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (47)
Decrease in assumption	43
Life expectancy
Sensitivity analysis
Increase in assumption	(899)
Decrease in assumption	€ 846
Change in life expectancy assumption | item	1